Spin-off (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Results of operations associated with discontinued operations (in thousands)

Year ended
September 30,
2015
Revenue	$41,800

Cost of operations	38,195
Operating profit	3,605
Interest expense	(33)
Income before income taxes	3,572
Provision for income taxes	1,393
Income from discontinued operations	$2,179